Reverse Take-over and Related Transactions (Details) $ / shares in Units, $ in Thousands, $ in Millions				12 Months Ended
		May 27, 2020 USD ($) project asset royalty shares	May 27, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value | $		$ 268,300
Number of contingent payments on the commencement of commercial production acquired | project		1
Deferred payment liability – conversion option | $				$ 3,013	$ 0
Yamana Group
Disclosure of classes of share capital [line items]
Price per share (in CAD per share) | $ / shares			$ 0.90
Cash consideration | $		$ 20,000
Deferred payment liability – conversion option | $				$ 10,000
Deferred payment term		2 years	2 years
Deferred payment liability, interest rate		3.00%
Common shares
Disclosure of classes of share capital [line items]
Issuance of shares - Acquisitions (in shares) | shares		14,777,778	14,777,778	14,777,778 [1]
Proceeds from issuing shares		$ 9,652	$ 13.3
Number of shares issued per subscription receipt (in shares) | shares		1	1
Price per share (in CAD per share) | $ / shares			$ 0.90
Common shares deemed issued (in shares) | shares		33,282,236	33,282,236
Common shares | Orion Group
Disclosure of classes of share capital [line items]
Number of shares issued as consideration | shares		396,455,965	396,455,965
Price per share (in CAD per share) | $ / shares			$ 0.90
Common shares | Yamana Group
Disclosure of classes of share capital [line items]
Price per share (in CAD per share) | $ / shares			$ 0.90
Orion Group
Disclosure of classes of share capital [line items]
Number of stream and gold loan assets acquired | asset		6
Orion Fund II Portfolio
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value | $		$ 221,800
Bonikro Gold Stream
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value | $		$ 46,500
Bonikro Gold Stream | Common shares
Disclosure of classes of share capital [line items]
Issuance of shares - Acquisitions (in shares) | shares	[1]			68,738,445
Bonikro Gold Stream | Common shares | Orion Group
Disclosure of classes of share capital [line items]
Number of shares issued as consideration | shares		68,738,445	68,738,445
Yamana Portfolio
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value | $		$ 65,000
Number of royalties acquired | royalty		3
Yamana Portfolio | Common shares | Yamana Group
Disclosure of classes of share capital [line items]
Number of shares issued as consideration | shares		66,500,000	66,500,000
Price per share (in CAD per share) | $ / shares			$ 0.90

[1]	The shares issued to the parent upon the Reverse Take-over are deemed to have been issued and outstanding since January 1, 2019 for purposes of these consolidated financial statements.